Additional Information - Financial Statement Schedule I	12 Months Ended
Dec. 31, 2012
Additional Information - Financial Statement Schedule I
Additional Information - Financial Statement Schedule I

TRINA SOLAR LIMITED AND SUBSIDIARIES

Additional Information — Financial Statement Schedule I

These financial statements have been prepared in conformity with Accounting Principles Generally Accepted in the United States

TRINA SOLAR LIMITED

NOTES TO SCHEDULE I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of Trina’s consolidated subsidiaries not available for distribution to Trina as of December 31, 2011 and 2012 of $ 611,359,798 and $675,745,182, respectively, exceeded the 25% threshold. The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

Guarantee

Trina Solar Limited (“TSL”) was the guarantor for several of its subsidiaries’ bank borrowings or facilities, which amounted to $527 million as of December 31, 2012 (see Note 10).

BALANCE SHEETS
(Amount in U.S. dollars)

	As of December 31,
	2011	2012

ASSETS
Current assets:
Cash and cash equivalents	43,204,022	5,739,486
Other current assets	12,817	19,532
Total current assets	43,216,839	5,759,018
Amount due from group companies	119,927,513	112,531,676
Investment in subsidiaries	1,117,941,053	853,607,661
Other non-current assets	209,574	209,574
TOTAL ASSETS	1,281,294,979	972,107,929

LIABILITIES AND EQUITY
Current liabilities:
Accrued expenses and other current liabilities	8,413,582	6,940,937
Convertible senior notes	—	83,582,000
Total current liabilities	8,413,582	90,522,937
Convertible senior notes	127,756,000	—
Total liabilities	136,169,582	90,522,937

Equity:
Ordinary shares ($0.00001 par value; 73,000,000,000 shares authorized, 3,982,271,362 and 3,993,306,819 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	39,823	39,933
Additional paid-in capital	650,944,164	656,943,591
Retained earnings	481,950,538	215,395,146
Accumulated other comprehensive income	12,190,872	9,206,322
Total equity	1,145,125,397	881,584,992
TOTAL LIABILITIES AND EQUITY	1,281,294,979	972,107,929

STATEMENTS OF OPERATIONS
(Amount in U.S. dollars)

	Year ended December 31,
	2010	2011	2012

Net sales	331,563	—	—

Operating expenses
Selling expenses	1,957,545	948,195	910,494
General and administrative expenses	10,760,015	11,108,266	6,885,314
Research and development expenses	438,181	573,646	302,249
Total operating expenses	13,155,741	12,630,107	8,098,057
Loss from operations	(12,824,178)	(12,630,107)	(8,098,057)

Interest expense	(9,419,771)	(7,606,120)	(4,213,686)
Interest income	291,006	264,533	1,604,065
Equity in earnings (loss) of subsidiaries	331,756,996	(20,189,689)	(261,348,842)
Other income, net	1,650,607	2,341,290	5,501,128
Income (loss) before income taxes	311,454,660	(37,820,093)	(266,555,392)
Income tax expense	(1,680)	—	—
Net income (loss)	311,452,980	(37,820,093)	(266,555,392)

STATEMENTS OF COMPREHENSIVE INCOME

(Amount in U.S. dollars)

	Year ended December 31,
	2010	2011	2012

Net income (loss)	311,452,980	(37,820,093)	(266,555,392)
Other comprehensive (loss) income:
Foreign currency translation adjustments, net of nil tax	(433,227)	1,183,743	(2,984,550)
Comprehensive income (loss)	311,019,753	(36,636,350)	(269,539,942)

STATEMENTS OF CASH FLOWS
(Amount in U.S. dollars)

	Year ended December 31,
	2010	2011	2012

Operating activities:
Net income (loss)	311,452,980	(37,820,093)	(266,555,392)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in (earnings) loss of subsidiaries	(331,756,996)	20,189,689	261,348,842
Gain on repurchasing convertible senior notes	—	(2,341,290)	(5,091,424)
Loss on change in fair value of investment in securities	—	295,715	—
Share-based compensation	5,955,047	7,958,434	5,999,427
Amortization of convertible senior notes issuance costs	3,899,771	2,101,948	—

Changes in operating assets and liabilities:
Other current assets	235,920	227,435	(6,605)
Other noncurrent assets	—	(80,317)	—
Accrued expenses and other current liabilities	(3,828,410)	3,383,014	(1,472,645)
Net cash used in operating activities	(14,041,688)	(6,085,465)	(5,777,797)

Investing activities:
Investment in subsidiaries, net of cash acquired	(67,856,355)	(83,000,000)	—
Amounts due from group companies	(97,014,578)	40,752,493	7,395,837
Net cash (used in) provided by investing activities	(164,870,933)	(42,247,507)	7,395,837

Financing activities:
Proceeds from exercise of share options	1,088,976	156,048	—
Proceeds from issuance of ordinary shares, net of issuance costs	176,271,078	—	—
Payments for repurchase of convertible senior notes	—	(7,582,710)	(39,082,576)
Redemption of convertible senior notes	—	(320,000)	—
Net cash provided by (used in) financing activities	177,360,054	(7,746,662)	(39,082,576)

Net change in cash and cash equivalents	(1,552,567)	(56,079,634)	(37,464,536)
Cash and cash equivalents at the beginning of the year	100,836,223	99,283,656	43,204,022
Cash and cash equivalents at the end of the year	99,283,656	43,204,022	5,739,486